Company organization and operations (Details Textual)	12 Months Ended
Dec. 31, 2013 l
Minimum [Member]
Capacity of Medium Petroleum Based Fuel Engine	5.9
Capacity of Heavy Duty Petroleum Based Fuel Engine	11
Capacity of High Horsepower Petroleum Based Fuel Engine	16
Maximum [Member]
Capacity of Light Petroleum Based Fuel Engine	5.9
Capacity of Medium Petroleum Based Fuel Engine	10
Capacity of Heavy Duty Petroleum Based Fuel Engine	16